Mergers and Acquisitions	12 Months Ended
Dec. 31, 2018
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Mergers and Acquisitions

Note 4. Mergers and Acquisitions

4.1 Mergers and Acquisitions

The Company has consummated certain business mergers and acquisitions during 2018, 2017 and 2016 that were recorded using the acquisition method of accounting. The results of the acquired operations have been included in the consolidated financial statements since the date on which the Company obtained control of the respective business, as disclosed below. Therefore, the consolidated statements of income and the consolidated statements of financial position in the year of such acquisitions are not comparable with previous periods. The consolidated statements of cash flows for the years ended December 31, 2018, 2017 and 2016 show the merged and acquired operations net of the cash acquired in those mergers and acquisitions.

While all of the acquired companies disclosed below are bottlers of Coca-Cola trademarked beverages, such acquired entities were not under common ownership or control prior to the acquisition.

4.1.1 Other acquisitions

During 2018 the Company had some acquisitions that together amounted to Ps. 5,692. These acquisitions were principally: (1) Acquisition of 100% of the Guatemalan Company Alimentos y Bebidas del Atlántico, S.A. (“ABASA”) that was a bottler of Cola Cola Company products which operated in the north and orient zone of Guatemala, which is included in the Company results since May, 2018; (2) Acquisition of 100% of Comercializadora y Distribuidora Los Volcanes S.A (“Los Volcanes”) which was a bottler of Cola- Cola Company products which operated in the south and occident zone of Guatemala and which is included in the Company’s consolidated results beginning in May, 2018; and (3) Acquisition of 100% of Montevideo Refrescos S.R.L. (“MONRESA”) founded in 1943 and is responsible for the production and distribution for the Coca Cola Company brands portafolio in Uruguay, reaching a market of 3.4 millions of consumers through 26 thousand points of sale, which isincluded in the consolidated financial results beginning on July 2018.

The Company is in the process of finalizing the allocation of the purchase price to the fair values of the identifiable assets acquired and liabilities assumed. This process is expected to be completed for each acquisition within12 months of the acquisition date.

The preliminary allocation of the purchase prices to the fair value of the net assets acquired is as follows.

Total acurrent assets, including cash aquired de Ps. 860	Ps.	1,846
Total non current assets		3,795
Distribution rights		4,602

Total assets		10,243
Total liabilities		(3,691)

Net assets aquired		6,552

Total consideration transferred		6,552

Cash aquired		(860)

Net cash paid	Ps.	5,692

The Company expects to recover the registered amount through the synergies related to the available production capacity.

The information for the profit and loss statements of these acquisitions for the period between the acquisition date and December 31, 2018 is as follows:

Profit and loss statements	2018
Total revenue	Ps. 4,628
Income before taxes	496
Net income	413

Unaudited Pro Forma Financial Data.

The following unaudited 2018 consolidated pro forma financial data represent the Company’s historical financial statements, adjusted to give effect to other acquisitions in the period, as if the acquisition had occurred on January 1, 2018; and certain accounting adjustments mainly related to the pro forma depreciation of fixed assets of the acquired group of companies.

Unaudited Pro Forma Financial Information for the year ended December 31, 2018
Total revenues	Ps. 185,737
Income before taxes	17,763
Net income	15,500

4.1.2 Acquisition of Vonpar

On December 6, 2016, the Company through its Brazilian subsidiary Spal Industria Brasileira de Bebidas, S.A. completed the acquisition of 100% of Vonpar S.A. (herein “Vonpar”) for a consideration transferred of Ps. 20,992. Vonpar was a bottler of Coca-Cola trademark products which operated mainly in Rio Grande do Sul and Santa Catarina, Brazil. This acquisition was made to reinforce the Company’s leadership position in Brazil.

Of the purchase price of approximately Ps. 20,992 (R$3,508); Spal paid an amount of approximately Ps. 10,370 (R$1,730) in cash on December 6, 2016.

On the same date Spal additionally paid Ps. 4,124 (R$688) in cash, of which in a subsequent and separate transaction the sellers committed to capitalize for an amount of Ps. 4,082 into Coca-Cola FEMSA in exchange for approximately 27.9 million KOF series L shares at an implicit value of Ps. 146.27. In May 4, 2017, the Company merger with POA Eagle, S.A. de C.V., a Mexican company 100% owned by the sellers of Vonpar in Brazil, as per the announcement made on September 23, 2016. As a result of this merger, POA Eagle, S.A. de C.V. shareholders received 27.9 million newly issued KOF series L shares in exchange for cash accounts of POA Eagle,S.A. de C.V. for an amount of $4,082 million Mexican pesos.

At Closing, Spal issued and delivered a three-year promissory note to the sellers, for the remaining balance of 1,090 million Brazilian reais (approximately Ps.6,534 million as of December 6, 2016). The promissory note bears interest at an annual rate of 0.375%, and is denominated and payable in Brazilian reais. The promissory note is linked to the performance of the exchange rate between the Brazilian real and the U.S. dollar. The holders of the promissory note have an option, that may be exercised prior to the scheduled maturity of the promissory note, to capitalize the Mexican peso amount equivalent to the amount payable under the promissory note into a recently incorporated Mexican company which would then be merged into the Company in exchange for Series L shares at a strike price of Ps.178.5 per share. Such capitalization and issuance of new Series L shares is subject to the Company having a sufficient number of Series L shares available for issuance.

As of December 6, 2016, the fair value of KOF series L (KL) shares was Ps. 128.88 per share, in addition the KL shares have not been issued, and consequently as a result of this subsequent transaction an embedded financial instrument was originated and recorded into equity for an amount of Ps. 485. In accordance with IAS 32, in the consolidated financial statements the purchase price was also adjusted to recognize the fair value of the embedded derivative arising from the difference between the implicit value of KL shares and the fair value at acquisition date.

Transaction related costs of Ps. 35 were expensed by Spal as incurred, and recorded as a component of administrative expenses in the accompanying consolidated income statements. Results of operation of Vonpar have been included in the Company’s consolidated operating results from the acquisition date.

The fair value of Vonpar’s net assets acquired is as follows:

Final
Total current assets, including cash acquired of Ps. 1,287	Ps. 4,390
Total non-current assets	11,344
Distribution rights	14,793

Total assets	30,527

Total liabilities	11,708
Net assets acquired	18,819
Goodwill	2,173

Total consideration transferred	Ps. 20,992

Amount to be paid through Promissory Notes	(6,992)
Cash acquired of Vonpar	(1,287)
Amount recognized as embedded financial instrument	485

Net cash paid	13,198

(1)

As a result of the purchase price allocation which was finalized in 2017, additional fair value adjustments from those recognized in 2016 have been recognized as follow: Total non-current assets amounted of Ps. 490, distribution rights of Ps. 5,192 and goodwill of Ps. (5,681).

The Company expects to recover the amount recorded as goodwill through synergies related to the available production capacity. Goodwill has been allocated to the Company´s cash generating unit in Brazil. The goodwill recognized and expected to be deductible for income tax purposes according to Brazil tax law, is Ps. 1,667.

Selected income statement information of Vonpar for the period from the acquisition date through to December 31, 2016 is as follows:

Income statement	2016
Total revenues	Ps. 1,628
Income before taxes	380
Net income	252

Unaudited Pro Forma Financial Data.

The following unaudited 2016 consolidated pro forma financial data represent the Company’s historical financial statements, adjusted to give effect to (i) the acquisition of Vonpar, as if the acquisition had occurred on January 1, 2016; and (ii) certain accounting adjustments mainly related to the pro forma depreciation of fixed assets of the acquired group of companies.

Unaudited Pro Forma Financial Information for the year ended December 31, 2016
Total revenues	Ps. 187,139
Income before taxes	15,819
Net income	11,539
Earnings per share	0.61

4.1.3 Acquisition of Philippines

In January 2013, the Company acquired a 51.0% non-controlling majority stake in CCFPI from The Coca-Cola Company. As mentioned in Note 19.6, the Company has a Call Option to acquire the remaining 49.0% stake in CCFPI at any time during the seven years following the closing date. The Company also has a Put Option to sell its ownership in CCFPI to The Coca-Cola Company commencing on the fifth anniversary of the closing date and ending on the sixth anniversary of the closing date. Pursuant to the Company’s shareholders’ agreement with The Coca-Cola Company, during a four-year period that ended on January 25, 2017, all decisions relating to CCFPI were approved jointly with The Coca-Cola Company. Since January 25, 2017, the Company controls CCFPI’s as all decisions relating to the day-to-day operation and management of CCFPI’s business, including its annual normal operations plan, are approved by a majority of its board of directors without requiring the affirmative vote of any director appointed by The Coca-Cola Company. The Coca-Cola Company has the right to appoint (and may remove) CCFPI’s chief financial officer. The Company has the right to appoint (and may remove) the chief executive officer and all other officers of CCFPI. Commencing on February 1, 2017, the Company started consolidating CCFPI’s financial results in its financial statements.

The Company fair value of CCFPI net assets acquired to the date of acquisition (February 2017) is as follows:

Total current assets, including cash acquired of Ps. 4,038	Ps. 9,645
Total non-current assets	18,909
Distribution rights	4,144

Total assets	32,698
Total liabilities	(10,101)

Net assets acquired	22,597
Net assets acquired attributable to the parent company (51%)	11,524
Non-controlling interest (49%)	(11,073)

Fair value of the equity of CCFPI at the acquisition date	22,110

Carrying value derecognized of CCFPI investment	11,690

Loss as a result of premeasuring to fair value the equity interest	(166)
Gain on recycling of other comprehensive income –translation effects	2,996

Total net effect in P&L	Ps. 2,830

As a result of taking control over CCFPI, during 2017, the accumulated effect corresponding to translation adjustments recorded in the other comprehensive income for an amount of Ps. 2,996 were recognized in the income statement.

Unaudited Pro Forma Financial Data.

The following unaudited 2017 consolidated pro forma financial data represent the Company’s historical financial statements, adjusted to give effect to (i) the consolidation of Philippines, as if the consolidation had occurred on January 1, 2017; and (ii) certain accounting adjustments mainly related to the pro forma depreciation of fixed assets of the acquired group of companies.

Unaudited Pro Forma Financial Information for the year ended December 31, 2017
Total revenues	Ps. 205,436
Loss before taxes	(7,109)
Net loss	(11,559)

Selected income statement information of Philippines for the period from the acquisition date through to December 31, 2017 is as follows:

Income statement	2017
Total revenues	Ps. 20,524
Income before taxes	1,265
Net income	896